Restructuring, Impairment and Other Charges - Restructuring Reserve - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Restructuring And Related Activities [Abstract]
Current restructuring reserve (included in accrued liabilities)	$ 3.7	$ 3.6
Noncurrent restructuring reserve (included in noncurrent liabilities)	$ 1.7	$ 2.2